Income Taxes - Schedule of Current and Deferred Taxes (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Current income tax expense/(benefit)
Federal	$ 0
State	0
Total current income tax expense/(benefit)	0
Deferred income tax expense/(benefit)
Federal	0
State	0
Total deferred income tax expense/(benefit)	0
Total income tax expense (benefit)	$ 0